Equity (Details 3) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Number of options, Outstanding at the beginning of year	18,308,800	8,722,500	10,459,800
Number of options, Granted	3,000,000	11,630,000
Number of options, Forfeited		(801,064)	(302,500)
Number of options, Expired	(6,880,000)	(1,242,636)	(1,434,800)
Number of options, Outstanding at year end	14,428,800	18,308,800	8,722,500
Number of options, Exercisable at year end	4,541,600	6,064,400	7,208,542
NIS [Member]
Statement Line Items [Line Items]
Weighted average of exercise price per 1 ordinary share, Outstanding at the beginning of year	$ 5.8	$ 46.92	$ 48.01
Weighted average of exercise price per 1 ordinary share, Granted	0.59	1.62
Weighted average of exercise price per 1 ordinary share, Forfeited		35.16	64.49
Weighted average of exercise price per 1 ordinary share, Expired	15.16	37.44	50.9
Weighted average of exercise price per 1 ordinary share, Outstanding at year end	1.25	5.8	46.92
Weighted average of exercise price per 1 ordinary share, Exercisable at year end	$ 3.83	$ 61.09	$ 63.17